FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2015	2014
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	292
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	225
Total derivative instruments - short-term liabilities	—	517
Designated derivative instruments -long-term liabilities:
Interest rate swaps	11,458	40,058
Cross currency interest rate swaps	87,642	63,083
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	2,897	1,565
Cross currency interest rate swaps	11,645	1,973
Total derivative instruments - long-term liabilities	113,642	106,679

(in thousands of $)	2015	2014
Designated derivative instruments -long-term assets:
Interest rate swaps	487	710
Non-designated derivative instruments -long-term assets:
Interest rate swaps	313	2,584
Total derivative instruments - long-term assets	800	3,294

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$31,604 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$34,140 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$50,760 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$157,933 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$39,900 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$108,375 (reducing to $70,125)	December 2016	December 2021	1.86% - 3.33%
$110,500 (reducing to $70,125)	January 2017	January 2022	1.56% - 3.09%
$33,973 (reducing to $19,413)	September 2015	March 2022	1.67%

*
These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and the NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK600 million	US$105.4 million	October 2012	October 2017
NOK900 million	US$151.0 million	March 2014	March 2019

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2015, and 2014, are as follows:

	2015	2015	2014	2014
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	199,594	199,594	73,656	73,656
Floating rate NOK bonds due 2017	63,681	63,719	76,487	75,210
Floating rate NOK bonds due 2019	85,434	79,549	119,277	108,542
3.75% unsecured convertible bonds due 2016	117,500	118,021	125,000	124,375
3.25% unsecured convertible bonds due 2018	350,000	378,315	350,000	335,563
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	800	800	3,294	3,294
Interest rate/ currency swap contracts – short-term payables	—	—	517	517
Interest rate/ currency swap contracts – long-term payables	113,642	113,642	106,679	106,679

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2015, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2015	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	199,594	199,594
Interest rate/ currency swap contracts - long-term receivables	800		800
Total assets	200,394	199,594	800	—
Liabilities:
Floating rate NOK bonds due 2017	63,719	63,719
Floating rate NOK bonds due 2019	79,549	79,549
3.75% unsecured convertible bonds due 2016	118,021	118,021
3.25% unsecured convertible bonds due 2018	378,315	378,315
Interest rate/ currency swap contracts – long-term payables	113,642		113,642
Total liabilities	753,246	639,604	113,642	—

The above fair values of financial assets and liabilities as at December 31, 2014, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2014	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	73,656	49,913		23,743
Interest rate/ currency swap contracts – long-term receivables	3,294		3,294
Total assets	76,950	49,913	3,294	23,743
Liabilities:
Floating rate NOK bonds due 2017	75,210	75,210
Floating rate NOK bonds due 2019	108,542	108,542
3.75% unsecured convertible bonds due 2016	124,375	124,375
3.25% unsecured convertible bonds due 2018	335,563	335,563
Interest rate/ currency swap contracts – short-term payables	517		517
Interest rate/ currency swap contracts – long-term payables	106,679		106,679
Total liabilities	750,886	643,690	107,196	—

Schedule of changes in the fair values of the asset with Level 3 valuation he following table shows the changes in the fair value of the asset with Level 3 valuation during the year ended December 31, 2015:

(in thousands of $)	Horizon Lines, LLC loan notes
Fair values - Level 3 inputs:
Balance as at December 31, 2014	23,743
Interest income, receivable in form of unlisted second lien loan notes - see (a) below	2,182
Balance on sale of notes at May 29, 2015	25,925

(a) The interest income of $2.2 million is recognized in the Consolidated Statement of Operations under "Interest income - other".